Long-Term Loans, Net of Current Maturities	12 Months Ended
Dec. 31, 2014
Short and Long-Term Loans, Net of Current Maturities [Abstract]
LONG-TERM LOANS, NET OF CURRENT MATURITIES

NOTE 10:-    LONG-TERM LOANS, NET OF CURRENT MATURITIES

a.	Classified by linkage terms and interest rates, the total amount of the loans is as follows:

	Weighted interest rate as of December 31, 2014	December 31,
Loan currency	%	2014	2013

NIS	5.1	$760	$2,072

Less - current maturities		570	926

		$190	$1,146

Bank HaPoalim loan amounted to $ 419 and $ 1,202 as of December 31, 2014 and 2013, respectively.

The repayment of the Company's loan to Bank HaPoalim is not secured, except by long-term bank deposits in the amount of $ 259. Bank HaPoalim loan does not include any financial covenants provision.

In March 2008, BOS-Dimex purchased the assets and activities of Dimex Systems Ltd. As part of this acquisition, the Company and BOS Dimex owe to Dimex Systems Ltd. an amount of $338 as of December 31, 2014. The loan carries a nominal interest rate of 4% and with principle and required interest payments to be made through December 2015.

b.	The Company loans mature in the following years subsequent to the balance sheet dates:

2015 (Current maturities)	$570
2016	190

$760